Quarterly Holdings Report
for
Fidelity® Disruptive Medicine Fund
February 28, 2023
DSM-NPRT3-0423
1.9897386.102
Common Stocks - 99.7%
	Shares	Value ($)
HEALTH CARE - 99.7%
Biotechnology - 29.7%
ADC Therapeutics SA (a)	34,485	124,146
Alnylam Pharmaceuticals, Inc. (a)	5,810	1,112,325
ALX Oncology Holdings, Inc. (a)	10,700	70,834
Argenx SE ADR (a)	3,417	1,250,690
Ascendis Pharma A/S sponsored ADR (a)	3,865	429,363
Beam Therapeutics, Inc. (a)(b)	3,131	125,991
Blueprint Medicines Corp. (a)	11,928	505,389
Cerevel Therapeutics Holdings (a)	31,165	831,794
Cytokinetics, Inc. (a)	10,458	453,459
Exact Sciences Corp. (a)	12,304	766,908
Icosavax, Inc. (a)	17,897	146,397
Innovent Biologics, Inc. (a)(c)	45,924	222,909
Intellia Therapeutics, Inc. (a)	2,069	83,112
Janux Therapeutics, Inc. (a)(b)	11,487	191,029
Keros Therapeutics, Inc. (a)	4,348	231,401
Legend Biotech Corp. ADR (a)	14,291	659,958
Natera, Inc. (a)	4,002	194,297
PepGen, Inc.	9,100	138,957
PTC Therapeutics, Inc. (a)	3,673	160,400
Regeneron Pharmaceuticals, Inc. (a)	2,046	1,555,819
Relay Therapeutics, Inc. (a)	7,474	120,705
Repligen Corp. (a)	2,408	419,883
Sarepta Therapeutics, Inc. (a)	1,769	216,048
Stoke Therapeutics, Inc. (a)	10,578	94,038
Vaxcyte, Inc. (a)	3,851	157,775
Vertex Pharmaceuticals, Inc. (a)	4,622	1,341,720
Verve Therapeutics, Inc. (a)(b)	6,165	117,135
Xenon Pharmaceuticals, Inc. (a)	2,845	112,264
Zai Lab Ltd. ADR (a)	15,355	570,438
Zentalis Pharmaceuticals, Inc. (a)	5,065	95,880
		12,501,064
Health Care Equipment & Supplies - 27.7%
Align Technology, Inc. (a)	871	269,575
Boston Scientific Corp. (a)	37,928	1,771,996
DexCom, Inc. (a)	7,063	784,064
Inspire Medical Systems, Inc. (a)	2,835	736,902
Insulet Corp. (a)	6,269	1,732,501
Intuitive Surgical, Inc. (a)	3,227	740,242
iRhythm Technologies, Inc. (a)	3,696	434,945
Masimo Corp. (a)	5,274	882,393
Nevro Corp. (a)	9,790	307,798
Penumbra, Inc. (a)	6,045	1,571,640
ResMed, Inc.	3,641	775,533
Stryker Corp.	3,784	994,738
Tandem Diabetes Care, Inc. (a)	9,391	336,761
ViewRay, Inc. (a)	69,725	301,212
		11,640,300
Health Care Providers & Services - 14.0%
agilon health, Inc. (a)	36,984	784,431
Centene Corp. (a)	20,320	1,389,888
Guardant Health, Inc. (a)	10,245	316,468
Humana, Inc.	3,373	1,669,702
UnitedHealth Group, Inc.	3,590	1,708,625
		5,869,114
Health Care Technology - 2.9%
Doximity, Inc. (a)	9,166	308,253
Phreesia, Inc. (a)	12,016	442,189
Veeva Systems, Inc. Class A (a)	2,880	477,101
		1,227,543
Life Sciences Tools & Services - 17.6%
10X Genomics, Inc. (a)	19,103	907,775
Bio-Techne Corp.	8,432	612,500
Bruker Corp.	19,746	1,360,894
Danaher Corp.	6,082	1,505,477
Lonza Group AG	633	377,041
Olink Holding AB ADR (a)(b)	11,274	264,263
Sartorius Stedim Biotech	2,297	749,998
Thermo Fisher Scientific, Inc.	1,494	809,389
West Pharmaceutical Services, Inc.	2,592	821,742
		7,409,079
Pharmaceuticals - 7.8%
Arvinas Holding Co. LLC (a)	5,190	159,074
Edgewise Therapeutics, Inc. (a)	19,650	188,247
Eli Lilly & Co.	4,577	1,424,454
Royalty Pharma PLC	41,963	1,504,374
		3,276,149
TOTAL COMMON STOCKS (Cost $40,225,627)		41,923,249

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	135,491	135,518
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	524,448	524,500
TOTAL MONEY MARKET FUNDS (Cost $660,018)		660,018

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $40,885,645)	42,583,267
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(542,158)
NET ASSETS - 100.0%	42,041,109

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $222,909 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	154,056	7,946,169	7,964,707	4,233	-	-	135,518	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	1,644,325	13,528,875	14,648,700	19,133	-	-	524,500	0.0%
Total	1,798,381	21,475,044	22,613,407	23,366	-	-	660,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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